Reorganization Items (Summary of Reorganization Items) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Reorganization [Line Items]
Cancellation of debt				$ 298,831
Plan implementation and fresh start valuation adjustments				(49,302)
Professional fees		(712)	(1,894)	(7,813)	(4,826)	(10,902)
Write-off of Old Notes deferred loan costs				(8,258)
Total reorganization items, net	$ (21,182)	$ (712)	$ (1,894)	$ 233,458	$ (4,826)	$ (10,902)